Bank and Other Borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Bank and Other Borrowings [Abstract]
Schedule of Bank and Other Borrowings
	December 31, 2022	June 30, 2023
	RM	RM	USD
Bank borrowings
- Current	133,843	32,711	7,008
- Non-current	309,331	309,331	66,268
Total bank borrowings	443,174	342,042	73,276

Other borrowings – current	649,699	649,699	139,184

Total borrowings	1,092,873	991,741	212,460